Equity (Narrative) (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended			24 Months Ended	96 Months Ended
	Nov. 30, 2011	Nov. 14, 2010	Feb. 28, 2001	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009	Feb. 08, 2011
Shares purchased from exercise of Rights							98,000
Proceeds from exercise of warrants							$ 3
Ordinary shares, shares issued					32,938,011	32,313,761		32,313,761		6,000,000
Sale of stock, price per share										$ 3.00
Proceeds from public offering				16,619,000
Shares issued to non-employees					130,500	622,000	770,000
Aggregate fair value of options on day of grant					181,000	1,167,000	1,747,000	1,167,000
Dividend yield					0.00%	0.00%
Risk free interest rate					0.76%	1.01%	1.86%
Expected volatility					73.00%	77.00%	74.00%
Stock options granted			75,000		650,500	1,663,000	1,799,000
Increase in option shares	1,000,000	950,000							11,175,000
Option vesting period					4 years
Aggregate intrinsic value of outstanding options					1,130,000
Aggregate intrinsic value of exercisable options					1,040,000
Aggregate intrinsic value of options exercised					1,568,000	2,014,000	3,200,000
Exercise date intrinsic value of options exercised					798,000	1,700,000	2,370,000
Total unrecognized compensation cost related to non-vested share based compensation					408,000
Weighted-average period for cost to be recognized from non-vested share based compensation					1 year 4 months 24 days
Fair value of shares vested in period					1,056,000
Share-based compensation expenses					951,000	1,993,000	3,419,000
Stock repurchase authorized amount								2,000,000
Ordinary shares repurchased in period						616,224	562,475	1,178,699
Payments for Repurchase of Common Stock						$ 864,000	$ 1,136,000	$ 2,000,000
Warrant [Member]
Option vesting period					5 years
Number of warrants issued during period					90,361	260,869
Exercise price of warrants						3.75		3.75
Maximum [Member]
Percent of Ordinary Shares to become Acquiring Person					15.00%
Number of Ordinary Shares availible for purchased for each Right					3
Expected life					5 years	5 years	5 years
Minimum [Member]
Percent of Ordinary Shares to become Acquiring Person					10.00%
Number of Ordinary Shares availible for purchased for each Right					0.5
Expected life					2 years 6 months	2 years 6 months	2 years 6 months